Income Taxes - Schedule of Current and Deferred Portions of Income Tax Benefits (Detail) - Enjoy Technology Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current provision:
Federal					$ 0	$ 0
State					22	15
Foreign					75	37
Total current provision					97	52
Deferred provision:
Federal					0	0
State					0	0
Foreign					0	26
Total deferred provision					0	26
Provision for income taxes	$ (95)	$ 8	$ 117	$ 22	$ 97	$ 78